Property and equipment, (Details) (USD $)	Dec. 31, 2012
Property and equipment {1}
Cost of Truck	$ 11,100
Depreciation period number of years	2
Cost of Drill	38,077
Depreciation period of Drill number of years	10
Total cost of the assets	49,177
Accumulated Depreciation of property	$ 10,824